SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 23, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk, Percentage		5.00%	5.00%	5.00%	5.00%	3.00%	5.00%
Advertising Expense						$ 103,624	$ 61,536
Research and Development Expense		$ 165,248	$ 126,113	$ 330,175	$ 242,541	531,676	386,109
Accrued Initial Public Offering Costs						0	430,125
Foreign Currency Transaction Gain (Loss), before Tax		$ 45,547	$ 19,288	$ 77,020	$ (183,976)	(122,163)	199,919
IPO [Member]
Initial Public Offering Costs						1,170,582	1,312,850
Accrued Initial Public Offering Costs							430,125
Stock Issued During Period, Shares, New Issues	4,080,000
Share Price	$ 5.00
Proceeds from Issuance Initial Public Offering	$ 16,300,000
Adjustments to Additional Paid in Capital, Other	$ 2,483,432
Business Combination, Acquisition Related Costs						$ 862,886	$ 281,048
Computer Equipment [Member]
Property and Equipment, Estimated Useful Lives						3 years
Other Assets [Member]
Property and Equipment, Estimated Useful Lives						5 years
Maximum [Member]
Property and Equipment, Estimated Useful Lives						5 years
Minimum [Member]
Property and Equipment, Estimated Useful Lives						3 years
Acquired Entities [Member]
Concentration Risk, Percentage						36.00%
Customer Concentration Risk [Member]
Concentration Risk, Percentage						64.00%	90.00%